Financial risk management - Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 1,351,577	$ 1,188,163
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on debt	$ 76,000	84,000
Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 106,709	314,108
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 1,100	3,200
Unsecured notes | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	1,189,976	1,188,163
Egypt limited recourse debt facilities | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	101,226	241,190
Other limited recourse debt facilities | Fixed interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	161,601	0
Other limited recourse debt facilities | Variable interest rate
Disclosure of financial instruments by type of interest rate [line items]
Long-term debt	$ 5,483	$ 72,918